Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations - Investors of consolidated VIEs [Member]	Dec. 31, 2021 CNY (¥)
Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations [Line Items]
2021
2022	1,388,128,523
2023	760,757,299
2024	503,608,505
2025	20,840,155
Thereafter	657,000,000
Total	¥ 3,330,334,482